INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS (Details)	Mar. 31, 2013	Mar. 31, 2012
Number Of Operating Partnerships	399	445
Series Twenty [Member]
Number Of Operating Partnerships	11	12
Series Twenty One [Member]
Number Of Operating Partnerships	5	6
Series Twenty Two [Member]
Number Of Operating Partnerships	10	20
Series Twenty Three [Member]
Number Of Operating Partnerships	11	15
Series Twenty Four [Member]
Number Of Operating Partnerships	13	18
Series Twenty Five [Member]
Number Of Operating Partnerships	7	11
Series Twenty Six [Member]
Number Of Operating Partnerships	31	39
Series Twenty Seven [Member]
Number Of Operating Partnerships	13	15
Series Twenty Eight [Member]
Number Of Operating Partnerships	20	24
Series Twenty Nine [Member]
Number Of Operating Partnerships	21	21
Series Thirty [Member]
Number Of Operating Partnerships	16	17
Series Thirty One [Member]
Number Of Operating Partnerships	25	26
Series Thirty Two [Member]
Number Of Operating Partnerships	15	15
Series Thirty Three [Member]
Number Of Operating Partnerships	8	8
Series Thirty Four [Member]
Number Of Operating Partnerships	13	14
Series Thirty Five [Member]
Number Of Operating Partnerships	10	11
Series Thirty Six [Member]
Number Of Operating Partnerships	9	11
Series Thirty Seven [Member]
Number Of Operating Partnerships	7	7
Series Thirty Eight [Member]
Number Of Operating Partnerships	10	10
Series Thirty Nine [Member]
Number Of Operating Partnerships	9	9
Series Forty [Member]
Number Of Operating Partnerships	16	16
Series Forty One [Member]
Number Of Operating Partnerships	20	20
Series Forty Two [Member]
Number Of Operating Partnerships	21	22
Series Forty Three [Member]
Number Of Operating Partnerships	23	23
Series Forty Four [Member]
Number Of Operating Partnerships	10	10
Series Forty Five [Member]
Number Of Operating Partnerships	30	30
Series Forty Six [Member]
Number Of Operating Partnerships	15	15